Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D year	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses (CHF million)
Balance at beginning of period	1,017	1,395	1,639
Net movements recognized in statements of operations	141	(93)	315
Gross write-offs	(299)	(294)	(674)
Recoveries	41	63	63
Net write-offs	(258)	(231)	(611)
Provisions for interest	14	2	43
Foreign currency translation impact and other adjustments, net	(4)	(56)	9
Balance at end of period	910	1,017	1,395
Allowance for loan losses (CHF million)
Balance at end of period	910	1,017	1,395
of which individually evaluated for impairment	650	749	984
of which collectively evaluated for impairment	260	268	411
Gross loans held at amortized cost (CHF million)
Balance at end of period	213,663	201,339
of which individually evaluated for impairment	1,547	1,651
of which collectively evaluated for impairment	212,116	199,688
Loans held at amortized cost (CHF million)
Purchases	4,121
Reclassifications to loans held-for-sale	1,363
Sales	1,117
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	279
Net movements recognized in statements of operations	87
Gross write-offs	(124)
Recoveries	39
Net write-offs	(85)
Provisions for interest	2
Foreign currency translation impact and other adjustments, net	6
Balance at end of period	289
Allowance for loan losses (CHF million)
Balance at end of period	289
of which individually evaluated for impairment	222	210
of which collectively evaluated for impairment	67	69
Gross loans held at amortized cost (CHF million)
Balance at end of period	121,401	114,879
of which individually evaluated for impairment	605	634
of which collectively evaluated for impairment	120,796	114,245
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	738
Net movements recognized in statements of operations	54
Gross write-offs	(175)
Recoveries	2
Net write-offs	(173)
Provisions for interest	12
Foreign currency translation impact and other adjustments, net	(10)
Balance at end of period	621
Allowance for loan losses (CHF million)
Balance at end of period	621
of which individually evaluated for impairment	428	539
of which collectively evaluated for impairment	193	199
Gross loans held at amortized cost (CHF million)
Balance at end of period	92,262	86,460
of which individually evaluated for impairment	942	1,017
of which collectively evaluated for impairment	91,320	85,443
Loans held at amortized cost (CHF million)
Purchases	4,121
Reclassifications to loans held-for-sale	1,363
Sales	1,117